Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis are as follows as of December 31, 2013:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$12,670,450	$—
FFCB Securities		5,366,180
FNMA Bonds		1,974,930
SBA Bonds	—	100,823,985	—
Tax Exempt Municipal Bonds	—	61,315,122	—
Mortgage-Backed Securities	—	248,596,535	—
Equity Securities	—	256,250	—
Total	$—	$431,003,452	$—

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets measured at fair value on a recurring basis are as follows as of December 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$6,164,670	$—
SBA Bonds	—	96,462,270	—
Tax Exempt Municipal Bonds	—	37,482,148	—
Mortgage-Backed Securities	—	214,731,903	—
Equity Securities	—	75,225	—
Total	$—	$354,916,216	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	At December 31, 2013
Mortgage Loans Held For Sale	$—	$1,234,158	$—	$1,234,158
Collateral Dependent Impaired Loans (1)	—	—	30,252,256	30,252,256
Foreclosed Assets	—	—	3,947,226	3,947,226
Total	$—	$1,234,158	$34,199,482	$35,433,640

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $1,103,000

Assets:	Level 1	Level 2	Level 3	At December 31, 2012
Mortgage Loans Held For Sale	$—	$4,770,760	$—	$4,770,760
Collateral Dependent Impaired Loans (1)	—	—	39,506,538	39,506,538
Foreclosed Assets	—	—	6,754,425	6,754,425
Total	$—	$4,770,760	$46,260,963	$51,031,723

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2013, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value		Significant
	December 31,	Valuation	Unobservable
	2013	Technique	Inputs	Range
Collateral Dependent Impaired Loans	$30,252,256	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 90%
Foreclosed Assets	3,947,226	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	7% - 99%

Summary of the carrying value and estimated fair value of financial instruments
The following tables are a summary of the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2013 and 2012 presented in accordance with the applicable accounting guidance.

	December 31, 2013
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash And Cash Equivalents	7,630	$7,630	$7,630	$—	$—
Certificates of Deposits With Other Banks	2,100	2,100	—	2,100	—
Investment And Mortgage-Backed Securities	431,003	431,003	—	431,003	—
Loans Receivable, Net	358,917	356,623	—	—	356,623
FHLB Stock	5,017	5,017	5,017	—	—

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	401,813	$401,813	$401,813	$—	$—
Certificate Accounts	256,884	257,883	—	257,883	—
Advances From FHLB	87,740	92,608	—	92,608	—
Other Borrowed Money	8,003	8,003	8,003	—	—
Senior Convertible Debentures	5,155	5,155	—	5,155	—
Junior Subordinated Debentures	6,084	6,084	—	6,084	—